Loans (Allowance For Loan Losses By Portfolio Segment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loans losses, individually evaluated for impairment	$ 437	$ 536
Allowance for loan losses, collectively evaluated for impairment	3,605	3,789
Total allowance for loan losses	4,042	4,325	4,778	4,955
Loans individually evaluated for impairment	6,895	7,157
Loans acquired with deteriorated credit quality	3,173
Loans collectively evaluated for impairment	464,680	314,120
Total loans	474,748	321,277
Commercial loans [Member]
Allowance for loans losses, individually evaluated for impairment	0	6
Allowance for loan losses, collectively evaluated for impairment	456	615
Total allowance for loan losses	456	621	615	542
Loans individually evaluated for impairment	676	909
Loans acquired with deteriorated credit quality	102
Loans collectively evaluated for impairment	43,356	34,394
Total loans	44,134	35,303
Residential real estate [Member]
Allowance for loans losses, individually evaluated for impairment	320	283
Allowance for loan losses, collectively evaluated for impairment	1,565	1,665
Total allowance for loan losses	1,885	1,948	1,905	1,857
Loans individually evaluated for impairment	2,644	2,642
Loans acquired with deteriorated credit quality	639
Loans collectively evaluated for impairment	172,801	125,610
Total loans	176,084	128,252
Non-residential real estate [Member]
Allowance for loans losses, individually evaluated for impairment	117	247
Allowance for loan losses, collectively evaluated for impairment	883	1,120
Total allowance for loan losses	1,000	1,367	1,926	2,049
Loans individually evaluated for impairment	3,575	3,606
Loans acquired with deteriorated credit quality	2,432
Loans collectively evaluated for impairment	205,845	132,331
Total loans	211,852	135,937
Construction real estate [Member]
Allowance for loans losses, individually evaluated for impairment	0	0
Allowance for loan losses, collectively evaluated for impairment	464	184
Total allowance for loan losses	464	184	179	347
Loans individually evaluated for impairment	0	0
Loans acquired with deteriorated credit quality	0
Loans collectively evaluated for impairment	11,608	3,635
Total loans	11,608	3,635
Consumer [Member]
Allowance for loans losses, individually evaluated for impairment	0	0
Allowance for loan losses, collectively evaluated for impairment	164	127
Total allowance for loan losses	164	127	84	85
Loans individually evaluated for impairment	0	0
Loans acquired with deteriorated credit quality	0
Loans collectively evaluated for impairment	27,515	15,234
Total loans	27,515	15,234
Credit Card [Member]
Allowance for loans losses, individually evaluated for impairment	0	0
Allowance for loan losses, collectively evaluated for impairment	73	78
Total allowance for loan losses	73	78	69	75
Loans individually evaluated for impairment	0	0
Loans acquired with deteriorated credit quality	0
Loans collectively evaluated for impairment	3,555	2,916
Total loans	$ 3,555	$ 2,916